Pension Plans and Other Postretirement Benefit Plans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer	$ 0	$ 0
MSGE SPINCO, INC [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer			$ 400
Amount of contribution expected from an employer under a Defined Benefit Pension Plans	$ 250	$ 250
Multiemployer Defined Contribution Pension Plans			3,906	$ 778	$ 4,968
MSGE SPINCO, INC [Member] | Excess Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Cost			4,284	2,274	3,136
MSGE SPINCO, INC [Member] | Union Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan Cost			394	215	539
Pension Plan [Member] | MSGE SPINCO, INC [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer			400	60
Accumulated Defined benefit obligation			135,916	171,897	174,892
Other Postretirement Benefits Plan [Member] | MSGE SPINCO, INC [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Defined benefit obligation			2,463	3,218	3,658
Multiemployer Defined Contribution Pension Plans			$ 5,641	$ 723	$ 5,258